CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012		Jun. 30, 2011
Current assets:
Cash and cash equivalents	$ 9,911		$ 12,424
Short term investments			633
Restricted cash	35		39
Accounts receivable, less allowance for doubtful accounts of $303 and $181 at June 30, 2012 and 2011, respectively	6,535		8,197
Deferred commissions	955	[1]	404	[1]
Prepaid and other current assets	795		553
Total current assets	18,231	[1]	22,250	[1]
Property and equipment, net	2,295		1,015
Deferred commissions, net of current portion	643	[1]	99	[1]
Goodwill	4,880		4,880
Restricted cash, net of current portion	1,000
Other assets	894		483
Total assets	27,943	[1]	28,727	[1]
Current liabilities:
Accounts payable	1,875		924
Accrued compensation	3,385		3,279
Accrued liabilities	1,549		1,911
Current portion of deferred revenue	6,896		5,215
Capital lease obligation			28
Current portion of bank borrowings	1,666		1,667
Related party notes payable			4,975
Total current liabilities	15,371		17,999
Deferred revenue, net of current portion	1,187		609
Bank borrowings, net of current portion	1,667		3,333
Related party notes payable	5,563
Other long term liabilities	242		271
Total liabilities	24,030		22,212
Commitments and contingencies (Notes 7 and 8)
Stockholders' equity:
Common stock, $.001 par value, 50,000 shares authorized, 24,485 and 24,062 shares issued and outstanding at June 30, 2012 and 2011	24		24
Additional paid-in capital	326,742		325,569
Notes receivable from stockholders	(85)		(82)
Accumulated other comprehensive loss	(750)		(800)
Accumulated deficit	(322,018)	[1]	(318,196)	[1]
Total stockholders' equity	3,913	[1]	6,515	[1]
Total liabilities and stockholders' equity	$ 27,943	[1]	$ 28,727	[1]

[1]	As Adjusted, see Note 1.